Related parties - Schedule of Profit and Loss (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of transactions between related parties [line items]
Revenue from sales of products	R$ 9,347,413	R$ 7,746,534	R$ 5,098,545
Profit (loss) for the year	(218,682)	107,762	21,531
Related parties
Disclosure of transactions between related parties [line items]
Revenue from sales of products	33,032	13,046
Monitoring expenses	(18,681)	(2,504)	5,592
Interest on payables for the acquisition of subsidiaries	(4,841)
Other expenses	(2,374)	(1,417)	0
Profit (loss) for the year	R$ 7,137	R$ 9,125	R$ 5,592